UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2017

Date of reporting period: 06/30/2017

Item 1. Report to Stockholders.

SEMIANNUAL REPORT

June 30, 2017

NICHOLAS
LIMITED EDITION, INC.

WWW.NICHOLASFUNDS.COM

NICHOLAS LIMITED EDITION, INC.

August 2017

Dear Fellow Shareholders:

     During the six-month period ended June 30, 2017, Nicholas Limited Edition –Class I (the “Fund”) returned 11.73% compared to 9.97% for the Russell 2000 Growth Index, 4.99% for the Russell 2000 Index and 9.34% for the Standard & Poor’s 500 Index.

     The first half of 2017 began with promising prospects for economic growth. The period was characterized by surprising low-volatility in asset markets, especially as compared to 2016 that experienced near “bear market” moves (down 20% from peak to trough) in early 2016, followed by Great Britain’s decision to leave the European Union and further complicated by the Presidential election in the United States. Positive market sentiment was driven by early commentary from the incoming Trump administration which stated their desire to ease regulatory and tax burdens on both corporations and individuals. Fundamental performance from companies during the first half was generally better than investor expectations, helping to fuel stock market gains.

     Returns for the Fund and selected indices are provided in the chart below for the periods ended June 30, 2017.

		Average Annual Total Return
	6 Months	1	Year	3	Year	5	Year	10	Year
Nicholas Limited Edition, Inc. –
Class I	11.73%	22.25%		8.75%		12.74%		8.92%
Nicholas Limited Edition, Inc. –
Class N	11.59%	21.91%		8.38%		12.36%		8.58%
Russell 2000 Growth Index	9.97%	24.40%		7.64%		13.98%		7.82%
Russell 2000 Index	4.99%	24.60%		7.36%		13.70%		6.92%
Morningstar Small-Cap Growth
Fund Category	10.15%	23.12%		6.67%		12.81%		7.05%
Standard & Poor’s 500 Index	9.34%	17.90%		9.61%		14.63%		7.18%
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. –
Class I	$11,173	$12,225		$12,860		$18,217		$23,493
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. –
Class N	$11,159	$12,191		$12,730		$17,909		$22,775

Fund’s Class I Expense Ratio (from 04/30/17 Prospectus): 0.86% Fund’s Class N Expense Ratio (from 04/30/17 Prospectus): 1.21%

The Fund’s expense ratios for the period ended June 30, 2017 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class I shares and Class N shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

     The Fund’s performance relative to the Russell 2000 Growth Index was positively driven by stock selection in the industrial, information technology, health care, and materials sectors. Detractors from performance included the consumer discretionary, real estate, and financial sectors. The industrial sector was the primary driver of positive performance due to good stock selection. Further, the Fund was helped by not having exposure to the energy sector, which struggled during the first half of 2017, but was hurt by lack of exposure to biotechnology stocks, whose shares surged. On an absolute basis, the stocks that helped the Fund during the year were MercadoLibre, VCA Inc, Veeva Systems, Vocera Communications, and XPO Logistics. Stocks that hindered performance were Cardtronics, Core-Mark Holding, United Natural Foods, Duluth Holdings, and ICF International.

     As of June 30, 2017, the Fund consisted of 76 stocks and 7% cash. We believe the Fund is well diversified with sector weightings consisting of approximately 23% information technology, 21% health care, 20% industrials, 13% consumer related, 10% financials and real estate and 7% in materials stocks.

     Looking out to the remainder of 2017, we believe the market remains resilient to worrisome headlines, in part driven by continued liquidity provided by central banks worldwide. We continue to feel that market prices already reflect positive economic growth and market-favoring policy changes. Further, we believe valuations are on the high side, warranting caution. However, we continue to find opportunities within our unchanged belief that investing in companies that can generate positive growth, good returns on capital and sell at relatively attractive valuations is the best way to drive investment performance over the long run.

Thank you for your continued support.

Sincerely,

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.

Diversification does not assure a profit nor protect against loss in a declining market.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of funds with similar investment objectives.

Return on capital measures the return that an investment generates for capital contributors, i.e. bondholders and stockholders. Return on capital indicates how effective a company is at utilizing capital.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights Class I (NCLEX)

For a share outstanding throughout each period

	Six Months
	Ended
	06/30/17				Years Ended December 31,
	(unaudited)		2016		2015	2014		2013	2012
NET ASSET VALUE,
BEGINNING OF PERIOD	$23.69		$23.31		$25.63	$27.05		$21.06	$20.90
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(1)	(.03)		.01		(.01)	(.05)		.03	.04
Net gain (loss) on securities
(realized and unrealized)	2.81		2.90		(.43)	1.26		7.57	2.14
Total from
investment operations	2.78		2.91		(.44)	1.21		7.60	2.18
LESS DISTRIBUTIONS
From net investment income	—		(.00	)(2)	—	(.00	)(2)	(.01)	(.00	)(2)
From net capital gain	—		(2.53)		(1.88)	(2.63)		(1.60)	(2.02)
Total distributions	—		(2.53)		(1.88)	(2.63)		(1.61)	(2.02)
NET ASSET VALUE,
END OF PERIOD	$26.47		$23.69		$23.31	$25.63		$27.05	$21.06

TOTAL RETURN	11.73	%(3)	12.37%		(1.83)%	4.34%		36.13%	10.58%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$340.0		$298.0		$273.4	$290.2		$308.3	$239.1
Ratio of expenses to
average net assets	.89	%(4)	.86%		.86%	.86%		.86%	.87%
Ratio of net investment income (loss)
to average net assets.	(.21	)%(4)	.04%		(.04)%	(.20)%		.11%	.19%
Portfolio turnover rate	37.11	%(4)	42.07%		27.80%	19.59%		31.59%	41.88%

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00 or 0.00%.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)

For a share outstanding throughout each period

	Six Months
	Ended
	06/30/17			Years Ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
NET ASSET VALUE,
BEGINNING OF PERIOD	$22.44		$22.27	$24.66	$26.21	$20.51	$20.47
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss(1)	(.07)		(.07)	(.10)	(.13)	(.06)	(.03)
Net gain (loss) on securities
(realized and unrealized)	2.67		2.77	(.41)	1.21	7.36	2.09
Total from
investment operations	2.60		2.70	(.51)	1.08	7.30	2.06
LESS DISTRIBUTIONS
From net investment income	—		—	—	—	—	—
From net capital gain	—		(2.53)	(1.88)	(2.63)	(1.60)	(2.02)
Total distributions	—		(2.53)	(1.88)	(2.63)	(1.60)	(2.02)
NET ASSET VALUE,
END OF PERIOD	$25.04		$22.44	$22.27	$24.66	$26.21	$20.51

TOTAL RETURN	11.59	%(2)	12.00%	(2.19)%	3.98%	35.60%	10.20%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$34.2		$33.3	$31.5	$45.4	$60.2	$46.7
Ratio of expenses to
average net assets	1.23	%(3)	1.21%	1.21%	1.21%	1.21%	1.22%
Ratio of net investment loss
to average net assets.	(.55	)%(3)	(.30)%	(.39)%	(.54)%	(.25)%	(.13)%
Portfolio turnover rate	37.11	%(3)	42.07%	27.80%	19.59%	31.59%	41.88%

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings

June 30, 2017 (unaudited)

Percentage
Name	of Net Assets
ICON plc	1.70%
INC Research Holdings, Inc.	1.64%
K2M Group Holdings, Inc.	1.61%
Vocera Communications, Inc.	1.59%
Knight Transportation, Inc.	1.57%
LivaNova PLC	1.55%
ExlService Holdings, Inc.	1.54%
NuVasive, Inc.	1.54%
A.O. Smith Corporation	1.54%
Wendy’s Company (The)	1.51%
Total of top ten	15.79%

Sector Diversification (As a Percentage of Portfolio)

June 30, 2017 (unaudited)

Fund Expenses

For the six month period ended June 30, 2017 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/31/16	06/30/17	01/01/17 – 06/30/17
Actual	$1,000.00	$1,117.30	$4.67
Hypothetical	1,000.00	1,020.59	4.46
(5% return before expenses)

*

Expenses are equal to the Fund’s Class I six-month annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Fund Expenses (continued)

For the six month period ended June 30, 2017 (unaudited)

Class N
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period**
	12/31/16	06/30/17	01/01/17 – 06/30/17
Actual	$1,000.00	$1,115.90	$6.45
Hypothetical	1,000.00	1,018.90	6.16
(5% return before expenses)

**

Expenses are equal to the Fund’s Class N six-month annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2017 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.12%
	Consumer Discretionary – Automobiles & Components — 1.33%
60,000	Dorman Products, Inc.*	$4,966,200
	Consumer Discretionary – Durables & Apparel — 1.17%
135,000	La-Z-Boy Incorporated	4,387,500
	Consumer Discretionary – Hotels, Restaurants & Leisure — 0.96%
28,500	Buffalo Wild Wings, Inc.*	3,610,950
	Consumer Discretionary – Retailing — 3.92%
20,000	Burlington Stores, Inc.*	1,839,800
137,500	Core-Mark Holding Company, Inc.	4,545,750
71,500	Murphy USA Inc.*	5,298,865
70,000	Ollie’s Bargain Outlet Holdings, Inc.*	2,982,000
		14,666,415
	Consumer Discretionary – Services — 3.47%
155,000	Carriage Services, Inc.	4,178,800
275,000	Potbelly Corporation*	3,162,500
365,000	Wendy’s Company (The)	5,661,150
		13,002,450
	Consumer Staples – Food & Staples Retailing — 1.74%
45,000	PriceSmart, Inc.	3,942,000
70,000	United Natural Foods, Inc.*	2,569,000
		6,511,000
	Consumer Staples – Household & Personal Products — 0.45%
35,000	Energizer Holdings, Inc.	1,680,700
	Financials – Banks — 5.03%
180,894	First Financial Bancorp.	5,010,764
136,000	Glacier Bancorp, Inc.	4,978,960
55,000	IBERIABANK Corporation	4,482,500
187,500	Sterling Bancorp	4,359,375
		18,831,599
	Financials – Diversified — 2.76%
135,000	Cohen & Steers, Inc.	5,472,900
62,000	Morningstar, Inc.	4,857,080
		10,329,980
	Financials – Insurance — 1.27%
110,000	Brown & Brown, Inc.	4,737,700
	Health Care – Equipment & Services — 13.47%
240,200	Entellus Medical, Inc.*	3,977,712
247,500	K2M Group Holdings, Inc.*	6,029,100

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.12% (continued)
	Health Care – Equipment & Services — 13.47% (continued)
95,000	LivaNova PLC*	$5,814,950
75,000	NuVasive, Inc.*	5,769,000
62,500	Omnicell, Inc.*	2,693,750
67,500	STERIS plc	5,501,250
23,000	Teleflex Incorporated	4,778,480
150,000	Varex Imaging Corporation*	5,070,000
225,000	Vocera Communications, Inc.*	5,944,500
175,000	Wright Medical Group N.V.*	4,810,750
		50,389,492
	Health Care – Pharmaceuticals, Biotechnology &
	Life Sciences — 7.29%
39,000	Bio-Techne Corporation	4,582,500
65,000	ICON plc*	6,356,350
105,000	INC Research Holdings, Inc.*	6,142,500
95,000	Prestige Brands Holdings, Inc.*	5,016,950
157,500	VWR Corporation*	5,199,075
		27,297,375
	Industrials – Capital Goods — 6.59%
102,000	A.O. Smith Corporation	5,745,660
75,000	Beacon Roofing Supply, Inc.*	3,675,000
78,500	HEICO Corporation	5,639,440
44,000	Middleby Corporation (The)*	5,346,440
52,000	Regal-Beloit Corporation	4,240,600
		24,647,140
	Industrials – Commercial & Professional Services — 7.53%
105,000	ICF International, Inc.*	4,945,500
232,500	Interface, Inc.	4,568,625
105,000	KAR Auction Services, Inc.	4,406,850
150,000	Ritchie Bros. Auctioneers Incorporated	4,311,000
160,000	SP Plus Corporation*	4,888,000
100,000	US Ecology, Inc.	5,050,000
		28,169,975
	Industrials – Transportation — 5.43%
159,000	Knight Transportation, Inc.	5,890,950
190,000	Marten Transport, Ltd.	5,206,000
137,500	Werner Enterprises, Inc.	4,035,625
80,000	XPO Logistics, Inc.*	5,170,400
		20,302,975

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.12% (continued)
	Information Technology – Hardware & Equipment — 3.30%
142,500	Control4 Corporation*	$2,794,425
90,000	Electronics For Imaging, Inc.*	4,264,200
52,500	Zebra Technologies Corporation – Class A*	5,277,300
		12,335,925
	Information Technology – Semiconductors &
	Semiconductor Equipment — 1.20%
72,500	Cavium, Inc.*	4,504,425
	Information Technology – Software & Services — 18.50%
110,000	Barracuda Networks, Inc.*	2,536,600
7,500	BlackLine, Inc.*	268,050
185,000	Bottomline Technologies (de), Inc.*	4,752,650
65,000	Cardtronics plc*	2,135,900
104,000	CyberArk Software Ltd.*	5,194,800
190,000	Descartes Systems Group Inc. (The)*	4,626,500
65,000	DST Systems, Inc.	4,010,500
100,000	Envestnet, Inc.*	3,960,000
62,500	Euronet Worldwide, Inc.*	5,460,625
104,000	ExlService Holdings, Inc.*	5,780,320
41,500	Jack Henry & Associates, Inc.	4,310,605
17,000	MercadoLibre, Inc.	4,264,960
122,500	Paylocity Holding Corporation*	5,534,550
145,000	Q2 Holdings, Inc.*	5,357,750
90,000	Veeva Systems Inc.*	5,517,900
160,000	WNS (Holdings) Limited*	5,497,600
		69,209,310
	Materials — 6.73%
62,000	AptarGroup, Inc.	5,385,320
162,500	GCP Applied Technologies Inc.*	4,956,250
135,000	PolyOne Corporation	5,229,900
95,000	RPM International, Inc.	5,182,250
55,000	Sensient Technologies Corporation	4,429,150
		25,182,870
	Real Estate — 0.98%
70,000	QTS Realty Trust, Inc. – Class A	3,663,100
	TOTAL COMMON STOCKS
	(cost $239,540,782)	348,427,081

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS — 7.00%
	U.S. Government Securities — 6.01%
$10,000,000	U.S. Treasury Bill 07/06/2017, 0.67%	$9,999,449
6,000,000	U.S. Treasury Bill 07/13/2017, 0.743%	5,998,780
6,500,000	U.S. Treasury Bill 07/20/2017, 0.77%	6,497,671
		22,495,900
	Money Market Fund — 0.99%
3,694,769	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield 0.84%	3,694,768
	TOTAL SHORT-TERM INVESTMENTS
	(cost $26,190,668)	26,190,668
	TOTAL INVESTMENTS
	(cost $265,731,450) — 100.12%	374,617,749
	LIABILITIES, NET OF OTHER ASSETS — (0.12)%	(444,246)
	TOTAL NET ASSETS
	(basis of percentages disclosed above) — 100%	$374,173,503

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS
Investments in securities at value (cost $265,731,450)	$374,617,749
Receivables –
Dividend and interest	151,211
Capital stock subscription	290,299
Total receivables	441,510
Other	27,486
Total assets	375,086,745

LIABILITIES
Payables –
Investment securities purchased	516,619
Due to adviser –
Management fee	245,153
Accounting and administrative fee	8,172
Total due to adviser	253,325
12b-1 and servicing fee	83,438
Capital stock redemption	13,508
Other payables and accrued expense	46,352
Total liabilities	913,242
Total net assets	$374,173,503

NET ASSETS CONSIST OF
Paid in capital	$244,705,006
Net unrealized appreciation on investments	108,886,299
Accumulated undistributed net realized gain on investments	21,013,359
Accumulated net investment loss	(431,161)
Total net assets	$374,173,503

Class I
Net assets	$339,974,301
Shares outstanding	12,842,150
NET ASSET VALUE PER SHARE ($.01 par value,
39,000,000 shares authorized), offering price and redemption price	$26.47

Class N
Net assets	$34,199,202
Shares outstanding	1,366,022
NET ASSET VALUE PER SHARE ($.01 par value,
11,000,000 shares authorized), offering price and redemption price	$25.04

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2017 (unaudited)

INCOME
Dividend (net of foreign taxes of $4,463)	$1,052,517
Interest	136,781
Total income	1,189,298

EXPENSES
Management fee	1,337,251
Transfer agent fees	51,322
Registration fees	49,845
Accounting and administrative fees	44,575
12b-1 fees – Class N	42,269
Audit and tax fees	16,550
Servicing fees – Class N	14,552
Printing	13,241
Accounting system and pricing service fees	11,376
Custodian fees	9,061
Postage and mailing	8,914
Directors’ fees	7,650
Legal fees	5,701
Insurance	5,405
Other operating expenses	2,747
Total expenses	1,620,459
Net investment loss	(431,161)

NET REALIZED GAIN ON INVESTMENTS	21,012,983

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	18,636,736
Net realized and unrealized gain on investments	39,649,719
Net increase in net assets resulting from operations	$39,218,558

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(431,161)	$14,129
Net realized gain on investments	21,012,983	33,853,882
Change in net unrealized appreciation/depreciation
on investments	18,636,736	3,629,985
Net increase in net assets resulting from operations	39,218,558	37,497,996

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income – Class I	—	(13,807)
From net realized gain on investments – Class I	—	(29,104,635)
From net realized gain on investments – Class N	—	(3,471,494)
Total distributions	—	(32,589,936)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued – Class I
(885,980 and 1,484,130 shares, respectively)	22,127,700	36,118,818
Reinvestment of distributions – Class I
(0 and 1,089,823 shares, respectively)	—	26,101,256
Cost of shares redeemed – Class I
(622,591 and 1,724,829 shares, respectively)	(15,675,270)	(42,322,549)
Proceeds from shares issued – Class N
(166,265 and 307,561 shares, respectively)	3,946,432	6,981,541
Reinvestment of distributions – Class N
(0 and 151,785 shares, respectively)	—	3,444,009
Cost of shares redeemed – Class N
(285,675 and 389,537 shares, respectively)	(6,741,248)	(8,871,765)
Change in net assets derived from
capital share transactions	3,657,614	21,451,310
Total increase in net assets	42,876,172	26,359,370

NET ASSETS
Beginning of period	331,297,331	304,937,961
End of period (including accumulated net investment
loss of $(431,161) and $0, respectively)	$374,173,503	$331,297,331

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2017 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on Form
N-CSR for the year ended December 31, 2016.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —
Nicholas Limited Edition, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the
Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official
Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value, which is calculated as of the close of regular trading on the New York Stock Exchange. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term investments purchased at par are valued at cost, which approximates market value. Short-term investments purchased at a premium or discount are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model

Notes to Financial Statements (continued)
June 30, 2017 (unaudited)

and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the
Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
Common Stocks(1)	$348,427,081
Money Market Fund	3,694,768
Level 2 –
U.S. Government Securities	22,495,900
Level 3 –
None	—
Total	$374,617,749

(1) See Schedule of Investments for further detail by industry.

There were no transfers between levels during the period ended June 30, 2017 and the Fund did not hold any Level 3 investments during the period.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. Subsequent to April 30, 2017 through period end, the servicing fee was voluntarily reduced to 0.06%. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended June 30, 2017 and the year ended December 31, 2016 was as follows:

	06/30/2017	12/31/2016
Distributions paid from:
Ordinary income	$—	$13,807
Long-term capital gain	—	32,576,129
Total distributions paid	$—	$32,589,936

As of June 30, 2017, investment cost for federal tax purposes was $265,731,450 and the tax basis components of net assets were as follows:

Unrealized appreciation	$113,844,917
Unrealized depreciation	(4,958,618)
Net unrealized appreciation	$108,886,299

There were no differences between the book-basis and tax-basis components of net assets.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2017. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended

Notes to Financial Statements (continued)
June 30, 2017 (unaudited)

June 30, 2017. At June 30, 2017, the fiscal years 2013 through 2016 remain open to examination in the Fund’s major tax jurisdictions.

(f) The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the
Financial Accounting Standards Board (“FASB”) ASC 946, Financial Services –
Investment Companies. U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of June 30, 2017. There have been no significant subsequent events since June 30, 2017 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties —
(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value of the Fund.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to
$50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $3,201 for the period ended June 30, 2017 for legal services rendered by this law firm.

(3) Investment Transactions —
For the period ended June 30, 2017, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $70,399,617 and
$59,663,824, respectively.

Historical Record

(unaudited)

		Net
		Investment		Dollar	Growth of
	Net	Income	Capital Gain	Weighted	an Initial
	Asset Value	Distributions	Distributions	Price/Earnings	$10,000
Class I	Per Share	Per Share	Per Share	Ratio(2)	Investment(3)
May 18, 1987(1)	$10.00	$—	$—	—	$10,000
December 31, 1987	9.15	.0900	—	13.9 times	9,242
December 31, 1988	11.29	.0969	.2527	14.1	11,762
December 31, 1989	12.49	.1453	.6151	16.3	13,804
December 31, 1990	12.03	.1207	.1213	14.2	13,566
December 31, 1991	16.86	.1228	.2407	21.9	19,429
December 31, 1992	18.77	.0815	.8275	18.8	22,690
December 31, 1993	18.68	.0867	1.6782	20.4	24,738
December 31, 1994	17.09	.1031	.9065	18.3	23,985
December 31, 1995	19.22	.0761	2.9353	25.2	31,223
December 31, 1996	20.74	.0124	2.6151	30.7	38,031
December 31, 1997	25.07	.0029	2.4886	33.0	50,590
December 31, 1998	24.20	.0142	1.2490	30.3	51,436
December 31, 1999	22.61	.0538	.5439	23.4	49,333
December 31, 2000	15.16	—	5.5800	25.9	45,063
December 31, 2001	16.37	—	.0357	25.5	48,764
December 31, 2002	12.49	—	.0311	21.4	37,299
December 31, 2003	17.43	—	—	24.2	52,051
December 31, 2004	19.59	—	.2679	25.3	59,309
December 31, 2005	19.23	—	1.8896	25.2	63,925
December 31, 2006	19.62	—	.8425	23.6	68,002
December 31, 2007	20.07	.0008	1.7607	24.7	75,615
December 31, 2008	13.93	.0301	.0327	14.9	52,733
December 31, 2009	17.76	.0005	—	23.5	67,234
December 31, 2010	21.85	—	1.5377	24.8	88,494
December 31, 2011	20.90	—	1.2484	22.9	89,672
December 31, 2012	21.06	.0043	2.0167	22.3	99,159
December 31, 2013	27.05	.0160	1.5957	23.9	134,984
December 31, 2014	25.63	.0002	2.6251	24.9	140,842
December 31, 2015	23.31	—	1.8767	23.4	138,262
December 31, 2016	23.69	.0012	2.5295	25.3	155,364
June 30, 2017	26.47	—	—	26.5	173,596
Class N
February 28, 2005(1)	$19.30	$—	$—	25.5 times	$10,000
December 31, 2005	19.19	—	1.8581	25.2	10,903
December 31, 2006	19.51	—	.8425	23.6	11,560
December 31, 2007	19.86	—	1.7607	24.7	12,802
December 31, 2008	13.78	.0062	.0327	14.9	8,909
December 31, 2009	17.54	.0005	—	23.5	11,341
December 31, 2010	21.50	—	1.5377	24.8	14,888
December 31, 2011	20.47	—	1.2484	22.9	15,034
December 31, 2012	20.51	—	2.0167	22.3	16,568
December 31, 2013	26.21	—	1.5957	23.9	22,466
December 31, 2014	24.66	—	2.6251	24.9	23,361
December 31, 2015	22.27	—	1.8767	23.4	22,849
December 31, 2016	22.44	—	2.5295	25.3	25,591
June 30, 2017	25.04	—	—	26.5	28,556
(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

Approval of Investment Advisory Contract

(unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory Contract can be found in the Fund’s Annual Report dated December 31, 2016.

Information on Proxy Voting

(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule

(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy

(unaudited)

     Nicholas Limited Edition, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered

(unaudited)

•	IRAs
	• Traditional	• SIMPLE
	• Roth	• SEP
•	Coverdell Education Accounts
•	Automatic Investment Plan
•	Direct Deposit of Dividend and Capital Gain Distributions
•	Systematic Withdrawal Plan
•	Monthly Automatic Exchange between Funds
•	Telephone Purchase and Redemption
•	Telephone Exchange
•	24-hour Automated Account Information (800-544-6547)
•	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Notes

Notes

Directors and Officers
DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LYNN S. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

NEAL O. DIHORA, Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/30/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/30/2017

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/30/2017